Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

Hydro One is owned by Hydro One Limited. The Province is the majority shareholder of Hydro One Limited. The OEFC, IESO, Ontario Power Generation Inc. (OPG), the OEB, Hydro One Brampton and Hydro One Telecom are related parties to Hydro One because they are controlled or significantly influenced by the Province or by Hydro One Limited. Effective January 1, 2015, the OPA and IESO have merged and are now operating as IESO.

The Province

•	During 2015, Hydro One paid dividends to the Province totalling $888 million (2014 – $287 million). In addition, on August 31, 2015, Hydro One declared a dividend in-kind on its common shares payable in all of the issued and outstanding shares of Hydro One Brampton. See Note 4 – Business Combinations.

IESO

•	In 2015, Hydro One purchased power in the amount of $2,318 million (2014 – $2,601 million) from the IESO-administered electricity market.

•	Hydro One receives revenues for transmission services from the IESO, based on OEB-approved uniform transmission rates. Transmission revenues for 2015 include $1,548 million (2014 – $1,556 million) related to these services.

•	Hydro One receives amounts for rural rate protection from the IESO. Distribution revenues for 2015 include $127 million (2014 – $127 million) related to this program.

•	Hydro One also receives revenues related to the supply of electricity to remote northern communities from the IESO. Distribution revenues for 2015 include $32 million (2014 – $32 million) related to these services.

•	The IESO (OPA prior to January 1, 2015) funds substantially all of the Company’s CDM programs. The funding includes program costs, incentives, and management fees. During 2015, Hydro One received $70 million (2014 – $33 million) related to these programs.

OPG

•	In 2015, Hydro One purchased power in the amount of $11 million (2014 – $23 million) from OPG.

•	Hydro One has service level agreements with OPG. These services include field, engineering, logistics and telecommunications services. In 2015, revenues related to the provision of construction and equipment maintenance services with respect to these service level agreements were $7 million (2014 – $12 million), primarily for the Transmission Business. Operation, maintenance and administration costs in 2015 and 2014 related to the purchase of services with respect to these service level agreements were not significant.

OEFC

•	In 2015, Hydro One made PILs to the OEFC totalling $2.9 billion (2014 – $86 million), including Departure Tax of $2.6 billion (2014 – $nil).

•	In 2015, Hydro One purchased power in the amount of $6 million (2014 – $9 million) from power contracts administered by the OEF C.

•	During 2015, Hydro One paid a $8 million (2014 – $5 million) fee to the OEFC for indemnification against adverse claims in excess of $10 million paid by the OEFC with respect to certain of Ontario Hydro’s businesses transferred to Hydro One on April 1, 1999. Hydro One has not made any claims under the indemnity since it was put in place in 1999. Hydro One and the OEFC, with the consent of the Minister of Finance, terminated the indemnity fee effective October 31, 2015.

•	PILs and payments in lieu of property taxes were paid to the OEFC.

OEB

•	Under the Ontario Energy Board Act, 1998, the OEB is required to recover all of its annual operating costs from gas and electricity distributors and transmitters. In 2015, Hydro One incurred $12 million (2014 – $12 million) in OEB fees.

Hydro One Brampton

•	Effective August 31, 2015, Hydro One Brampton is no longer a subsidiary of Hydro One, but is indirectly owned by the Province. For change in ownership of Hydro One Brampton, see Note 4 – Business Combinations.

•	Subsequent to August 31, 2015, Hydro One continues to provide certain management, administrative and smart meter network services to Hydro One Brampton pursuant to certain service level agreements, which are provided at market rates. These agreements will continue until the end of 2016 (except in the case of smart meter network services, which will continue until the end of 2017). Hydro One Brampton has the right to renew these agreements (other than smart meter network services) for additional one-year terms to end no later than December 31, 2019. Additionally, on August 31, 2015, Hydro One and Hydro One Brampton entered into a license agreement which permits Hydro One Brampton to use the “Hydro One” name and related licensed marks. These agreements will terminate if the Province disposes of its interest in Hydro One Brampton, except in the case of the smart meter network services agreement, which is anticipated to continue for a transition period after the Province disposes of its interest in Hydro One Brampton. During 2015, revenues related to the provision of services with respect to these service level agreements were $1 million.

Hydro One Telecom

•	Effective November 6, 2015, Hydro One Telecom is no longer a subsidiary of Hydro One, but is owned by Hydro One Limited. For change in ownership of Hydro One Telecom, see Note 4 – Business Combinations.

•	Subsequent to November 6, 2015, Hydro One Telecom continues to provide certain network and carrier management, engineering, and Internet/LAN services to Hydro One. Costs relating to these services in 2015 were $6 million, of which $4 million was charged to OM&A, and $2 million was capitalized. In addition, Hydro One provides certain services to Hydro One Telecom, including management, corporate functions and services, supply management, network maintenance, customer support and asset construction. Revenues related to these services in 2015 were not significant.

Hydro One Limited

•	During 2015, Hydro One incurred certain IPO related expenses totaling $7 million (2014 – $nil) which will be reimbursed to the Company by Hydro One Limited.

•	On November 4, 2015, Hydro One issued 39,598 common shares to Hydro One Limited for proceeds of $2.6 billion.

•	In 2015, Hydro One Limited established certain stock-based compensation plans, however they represent components of costs of Hydro One in current and future periods. Hydro One and Hydro One Limited entered into an intercompany agreement, such that Hydro One will pay Hydro One Limited for the compensation costs associated with the share grant plans, and at December 31, 2015, Hydro One had a payable of $10 million (2014 – $nil) to Hydro One Limited associated with these plans. See Note 21 – Stock-based Compensation.

Sales to and purchases from related parties occur at normal market prices or at a proxy for fair value based on the requirements of the OEB’s Affiliate Relationships Code. Outstanding balances at period end are interest free and settled in cash.

The amounts due to and from related parties as a result of the transactions referred to above are as follows:

(millions of Canadian dollars)	December 31, 2015	December 31, 2014
Due from related parties	184	224
Due to related parties[1]	(142)	(227)

[1]	Included in due to related parties at December 31, 2015 are amounts owing to the IESO in respect of power purchases of $134 million (2014 – $214 million).